Accounts receivable (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Accounts receivable	SFr 0	SFr 14,800
J&J Innovative Medicine
Disclosure of financial assets [line items]
Accounts receivable		SFr 14,800